Intangible Assets and Goodwill - Estimated Intangibles Amortization Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Estimated intangibles amortization expense:
2021		$ 3,873
2022		2,989
2023		2,659
2024		1,617
2025		1,169
Thereafter		3,654
Intangible Assets, Net	$ 22,715	$ 15,961	$ 9,832